Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [text block] [Abstract]
Schedule of cash and cash equivalents
As at,	December 31, 2021	December 31, 2020	December 31, 2019
Cash	$1,368,555	$687,967	$542,537
Short-term investments(1)	81,034	130,411	484,685
Cash and cash equivalents	$1,449,589	$818,378	$1,027,222

Schedule of income taxes paid, net of income taxes received
For the years ended December 31,	2021	2020	2019
Income taxes paid	$(94,290)	$(53,842)	$(101,952)
Income taxes received	48	399	6,497
	$(94,242)	$(53,443)	$(95,455)

Schedule of Interest paid, net of interest receivedd
For the years ended December 31,	2021	2020	2019
Interest paid	$(158,806)	$(188,969)	$(195,671)
Interest received	4,373	8,997	19,559
	$(154,433)	$(179,972)	$(176,112)

Schedule of reconciliation of the liabilities arising from financing activities
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2021	$3,187,152	$37,574	$29,051
Cash outflows	—	(6,914)	(2,178)
Cash inflows	619,900	—	—
Debt issue costs	(6,834)	—	—
Prepayment option at inception – 2026 Senior Secured Notes	1,896	—	—
Amortization of deferred financing costs, prepayment options and loss on repayment	558	—	—
Non-cash additions	—	—	10,074
Interest paid	—	—	(1,499)
Interest accrued	—	—	1,499
Non-cash disposals	—	—	(939)
Impact of foreign exchange	(10,075)	(316)	(330)
Balance as at December 31, 2021	$3,792,597	$30,344	$35,678
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2020	$3,712,799	$46,951	$28,582
Cash outflows	(453,592)	(9,031)	(1,793)
Loss on repayment (Note 24)	2,284	—	—
Amortization of deferred financing costs, prepayment options and loss on repayment	428	—	—
Non-cash additions	—	—	2,788
Interest paid	—	—	(1,649)
Interest accrued	—	—	1,349
Other	—	182	(91)
Impact of foreign exchange	(74,767)	(528)	(135)
Balance as at December 31, 2020	$3,187,152	$37,574	$29,051
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2019	$3,724,228	$58,913	$369
Cash outflows	(3,743,465)	(9,644)	(1,252)
Cash inflows	3,786,082	—	—
Write-off of deferred financing costs, interest rate floor, prepayment option and net gain on repricing/repayment (Note 24)	107,065	—	—
Amortization of deferred financing costs, interest rate floor, prepayment options and net gain on repricing/repayment	22,461	—	—
Debt issue costs	(28,082)	—	—
Debt issue costs accrued	(573)	—	—
Prepayment option at inception – Senior Notes	17,829	—	—
Prepayment option at inception – Senior Secured Notes	10,562	—	—
Cumulative effect adjustment(1)	—	—	26,851
Non-cash additions	—	—	2,775
Interest paid	—	—	(984)
Interest accrued	—	—	1,288
Other	—	296	(236)
Impact of foreign exchange	(183,308)	(2,614)	(229)
Balance as at December 31, 2019	$3,712,799	$46,951	$28,582

Schedule of net change in operating assets and liabilities
For the years ended December 31,	2021	2020	2019
Trade and other receivables	$(55,426)	$(4,173)	$(16,113)
Financial assets	(470)	161	(3,897)
Other assets	(17,736)	(7,286)	(13,183)
Trade and other payables	13,206	1,860	1,685
Financial liabilities	4,210	(651)	(2,125)
Other liabilities	(3,659)	25,107	19,691
	$(59,875)	$15,018	$(13,942)

Schedule of non-cash investing activities
For the years ended December 31,	2021	2020	2019
Satellite, property and other equipment	$10,406	$2,963	$29,234
Intangible assets	$—	$—	$(3,263)
C-band clearing proceeds	$(64,289)	$—	$—